Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2024
Voyage Expenses And Vessel Operating Expenses
Voyage Expenses and Vessel Operating Expenses

12. Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2024	2023	2022
Voyage expenses:
Commissions	$7,278	$4,189	$3,612
Bunkers	716	5,368	7,300
Port expenses	74	2,246	1,819
Other	2,479	410	414
Total	$10,547	$12,213	$13,145
Vessel operating expenses:
Crew costs and related costs	$32,308	$24,317	$19,283
Insurance expense	5,333	3,740	2,830
Spares, repairs, maintenance and other expenses	8,098	5,700	3,555
Stores and lubricants	6,349	5,107	3,457
Management fees (Note 5)	9,550	6,780	5,301
Other operating expenses	3,265	2,862	1,419
Total	$64,903	$48,506	$35,845